THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund®, Multi-Fund® 5, Multi-Fund® Select

Lincoln National Variable Annuity Account L
Group Variable Annuity

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite
Lincoln ChoicePlus AssuranceSM Product Suite, Lincoln ChoicePlusSM Design
Lincoln ChoicePlusSM Signature, Lincoln ChoicePlusSM Rollover, Lincoln ChoicePlusSM Fusion

Lincoln Life Variable Annuity Account Q
Multi-Fund® Group

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account L
Group Variable Annuity

Lincoln New York Account N for Variable Annuities
Lincoln ChoicePlusSM Product Suite, Lincoln ChoicePlusSM II Product Suite
Lincoln ChoicePlus AssuranceSM Product Suite, Lincoln ChoicePlusSM Design
Lincoln ChoicePlusSM Signature, Lincoln ChoicePlusSM Fusion

Supplement dated December 30, 2011

This Supplement outlines changes to the investment options under your individual annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us that the following fund name changes will be effective as set forth in the prospectuses for the funds.

•	LVIP Conservative Profile Fund will be changed to LVIP Protected Profile Conservative Fund;
•	LVIP Moderate Profile Fund will be changed to LVIP Protected Profile Moderate Fund;
•	LVIP Moderately Aggressive Profile Fund will be changed to LVIP Protected Profile Growth Fund.

For complete details relating to these fund name changes and other changes relating to these funds, please refer to the funds’ prospectuses, as supplemented. This Supplement is for informational purposes and requires no action on your part.

Please retain this Supplement for future reference.